Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits
	At December 31 2020	At December 31 2019
Prepaid expenses and deposits related to exploration and evaluation expenditures	$71	$359
Other prepaid expenses and deposits	957	441
Total prepaid expenses and deposits	1,028	800
Less: Prepaid expenses and deposits, non-current	243	149
Prepaid expenses and deposits, current	$785	$651

On October 9, 2020, the Company transferred the prepaid amounts of $163 (December 31, 2019 – $192) related to surface rights agreements in Peru to the Spincos pursuant to the Transaction (note 4i).